Taxes - Components of Income Tax Expense (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020 MXN ($)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of income taxes [Line Items]
Current tax expense				$ 15,510	$ 13,657	$ 18,690
Deferred tax expense (benefit):
Origination and reversal of temporary differences				(624)	2,115	(5,824)
Utilization (recognition) of tax losses, net				(389)	(1,498)	1,994
Change in the statutory rate				(102)	4	(41)
Total deferred tax expense (benefit)				(1,115)	621	(3,871)
Total income taxes		$ 738		$ 14,395	$ 14,278	$ 14,819
Mexico
Disclosure of income taxes [Line Items]
Current tax expense	$ 5,500
Deferred tax expense (benefit):
Total income taxes	8,754
Penalties on income tax	3,253
Restatement effects on income tax	$ 868

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3